Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital

15. Share Capital
The authorized share capital of SLF Inc. consists of the following:
•An unlimited number of common shares without nominal or par value. Each common share is entitled to one vote at meetings of the shareholders of SLF Inc. There are no pre-emptive, redemption, purchase, or conversion rights attached to the common shares.
•An unlimited number of Class A and Class B non-voting shares, issuable in series. The Board is authorized before issuing the shares, to fix the number, the consideration per share, the designation of, and the rights and restrictions of the Class A and Class B shares of each series, subject to the special rights and restrictions attached to all the Class A and Class B shares. The Board has authorized 14 series of Class A non-voting preferred shares, 8 of which are outstanding.

The common and preferred shares of SLF Inc. qualify as capital for Canadian regulatory purposes. See Note 21.
Dividends and Restrictions on the Payment of Dividends
Under the Insurance Companies Act (Canada), SLF Inc. and Sun Life Assurance are each prohibited from declaring or paying a dividend on any of its shares if there are reasonable grounds for believing that it is, or by paying the dividend would be, in contravention of: (i) the requirement that it maintains adequate capital and adequate and appropriate forms of liquidity, (ii) any regulations under the Insurance Companies Act (Canada) in relation to capital and liquidity, and (iii) any order by which OSFI directs it to increase its capital or provide additional liquidity.

SLF Inc. and Sun Life Assurance have each covenanted that, if a distribution is not paid when due on any outstanding SLEECS issued by SLCT I, then (i) Sun Life Assurance will not pay dividends on its public preferred shares, if any are outstanding, and (ii) if Sun Life Assurance does not have any public preferred shares outstanding, then SLF Inc. will not pay dividends on its preferred shares or common shares, in each case, until the 12th month following the failure to pay the required distribution in full, unless the required distribution is paid to the holders of SLEECS. Public preferred shares means preferred shares issued by Sun Life Assurance which: (a) have been issued to the public (excluding any preferred shares held beneficially by affiliates of Sun Life Assurance); (b) are listed on a recognized stock exchange; and (c) have an aggregate liquidation entitlement of at least $200. As at December 31, 2022, Sun Life Assurance did not have outstanding any shares that qualify as public preferred shares.

The terms of SLF Inc.’s outstanding preferred shares provide that for so long as Sun Life Assurance is a subsidiary of SLF Inc., no dividends on such preferred shares are to be declared or paid if Sun Life Assurance’s minimum regulatory capital ratio falls below the applicable threshold.

In addition, under the terms of SLF Inc.’s outstanding preferred shares, SLF Inc. cannot pay dividends on its common shares without the approval of the holders of those preferred shares unless all dividends on the preferred shares for the last completed period for which dividends are payable have been declared and paid or set apart for payment.

Currently, the above limitations do not restrict the payment of dividends on SLF Inc.’s preferred or common shares.

The declaration and payment of dividends on SLF Inc.’s shares are at the sole discretion of the Board of Directors and will be dependent upon our earnings, financial condition and capital requirements. Dividends may be adjusted or eliminated at the discretion of the Board on the basis of these or other considerations.
15.A Common Shares
Changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2022		2021
Common shares (in millions of shares)	Number of shares	Amount	Number of shares	Amount
Balance, beginning of period	586.0	$8,305	585.1	$8,262
Stock options exercised (Note 19)	0.4	6	0.9	43
Balance, end of period	586.4	$8,311	586.0	$8,305
15.B Preferred Shares and Other Equity Instruments
There were no changes in preferred shares issued and outstanding for the year ended December 31, 2022.

On June 30, 2021, SLF Inc. issued $1,000 principal amount of 3.60% Limited Recourse Capital Notes Series 2021-1 Subordinated Debentures ("Series 2021-1 Notes"), maturing on June 30, 2081. The Series 2021-1 Notes bear interest at a fixed rate of 3.60% payable semi-annually, until June 30, 2026. On June 30, 2026 and every five years thereafter until June 30, 2076, the interest rate on the Series 2021-1 Notes will be reset at an interest rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.604%. The net proceeds were used for general corporate purposes, which included investments in subsidiaries, repayment of indebtedness and other strategic investments.

In connection with the issuance of the Series 2021-1 Notes, SLF Inc. issued 1 million Class A Non-Cumulative Rate Reset Preferred Shares Series 14 (the "Series 14 Shares") to be held by Computershare Trust Company of Canada as trustee of a newly formed trust (the "Limited Recourse Trust"). The Series 14 Shares are eliminated on SLF Inc.'s Consolidated Statements of Financial Position while being held within the Limited Recourse Trust. In case of non-payment of interest on or principal of the Series 2021-1 Notes when due, the recourse of each noteholder will be limited to that holder's proportionate share of the Limited Recourse Trust's assets, which will consist of Series 14 Shares except in limited circumstances. Holders of Series 14 Shares are entitled to receive non-cumulative preferential cash dividends on a semi-annual basis, as and when declared by the Board of Directors.
On September 29, 2021, SLF Inc. redeemed all of the $400 principal amount of Class A Non-Cumulative Preferred Shares Series 1 issued on February 25, 2005 and all of the $325 principal amount of Class A Non-Cumulative Preferred Shares Series 2 issued on July 15, 2005, in accordance with the terms attached to the two series of preferred shares. The redemptions were funded from existing cash and other liquid assets in SLF Inc.

On September 30, 2021, 0.5 million of the 6.9 million Class A Non-cumulative Rate Reset Preferred Shares Series 10R (the "Series 10R Shares") were converted into Class A Non-cumulative Floating Rate Preferred Shares 11QR (the "Series 11QR Shares") on a one-for-one basis and 0.4 million of the 1.1 million Series 11QR were converted into Series 10R on a one-for-one basis. As a result, as of September 30, 2021, SLF Inc. has approximately 6.8 million Series 10R Shares and 1.2 million Series 11QR Shares issued and outstanding.

On December 31, 2021, SLF Inc. redeemed all of the $300 Class A Non-Cumulative Rate Reset Preferred Shares Series 12R issued on November 10, 2011, in accordance with the terms attached to the series of preferred shares. The redemptions were funded from existing cash and other liquid assets in SLF Inc.

Further information on the preferred shares outstanding, as at December 31, 2022, is as follows:

(in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Class A Preferred shares
Series 3	January 13, 2006	4.45%		$1.11		Any time	10.0	250	245
Series 4	October 10, 2006	4.45%		$1.11		Any time	12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13		Any time	10.0	250	245
Series 8R(3)	May 25, 2010	1.825%	(3)	$0.46		June 30, 2025(4)	6.2	155	152
Series 9QR(5)	June 30, 2015	Floating	(6)	Floating		June 30, 2025(7)	5.0	125	122
Series 10R(3)	August 12, 2011	2.967%	(3)	$0.74	(8)	September 30, 2026(4)	6.8	171	167
Series 11QR(5)	September 30, 2016	Floating	(6)	Floating		September 30, 2026(7)	1.2	29	28
Other Equity Instruments
Series 2021-1(9)	June 30, 2021	3.600%		n/a		June 30, 2026	1.0	1,000	987
Total preferred shares and other equity instruments							52.2	$2,280	$2,239

(1)    Redemption of all preferred shares and other equity instruments is subject to regulatory approval.
(2)    Net of after-tax issuance costs.
(3)    On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of                             Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R - 1.41% and Series 10R - 2.17%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.
(4)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.
(5)     On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.
(6)    Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR - 1.41% and Series 11QR - 2.17%.
(7)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.
(8)    The annual dividend per share in the table above is the amount paid per share in 2022.
(9) On the earliest redemption date and every five years thereafter, the interest rate will reset to an annual rate equal to the Government of Canada bond yield plus 2.604%.